Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Before Tax Line Item
Profit before income tax expense	¥ 4,540	¥ 2,003	¥ 1,597
Foreign Countries
Profit Before Tax Line Item
Profit before income tax expense	470	(1,579)	266
Country of Domicile
Profit Before Tax Line Item
Profit before income tax expense	¥ 4,070	¥ 3,582	¥ 1,331